Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 1,995,767	$ 6,557,605
Cash deposited in escrow account	400,000	400,000
Accounts receivable, net	876,674	1,648,797
Inventories, net	2,975,922	3,183,951
Advance to suppliers	8,853,050	4,697,029
Loans to third parties	4,886,566	942,630
Prepaid expenses and other current assets, net	213,994	690,072
Total current assets	21,579,215	20,827,220
Non-current assets:
Property, plant and equipment, net	10,828,725	11,372,485
Intangible assets, net	975,622	1,044,062
Right-of-use assets	26,080
Deferred tax assets, net	205,882	112,916
Advance to suppliers for equipment	1,097,540	2,893,880
Total non-current assets	13,133,849	15,423,343
TOTAL ASSETS	34,713,064	36,250,563
Current liabilities:
Short-term bank borrowings	12,884,645	13,323,643
Accounts payable	1,467,998	1,497,152
Deferred revenue	1,166,530	625,326
Accrued expenses and other liabilities	2,815,285	3,007,901
Lease liabilities, current	5,335
Income tax payable	497,228	508,726
Total current liabilities	18,978,893	20,180,190
Lease liabilities, non-current	17,205
Total non-current liabilities	17,205
TOTAL LIABILITIES	18,996,098	20,180,190
COMMITMENTS AND CONTINGENCIES (Note 16)
Shareholders’ equity
Ordinary shares value		7,296
Subscription receivable	(6,250)	(6,250)
Additional paid-in capital	6,617,596	6,617,596
Statutory reserve	899,731	899,731
Retained earnings	6,089,174	6,076,018
Accumulated other comprehensive loss	(659,984)	(408,465)
Total shareholders’ equity	12,947,563	13,185,926
Non-controlling interests	2,769,403	2,884,447
Total equity	15,716,966	16,070,373
TOTAL LIABILITIES AND EQUITY	34,713,064	36,250,563
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	7,296
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value
Related Party
Current assets:
Amounts due from related parties	1,377,242	2,707,136
Current liabilities:
Amount due to related parties	$ 141,872	$ 1,217,442